Income taxes - Provision for income taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income taxes [Abstract]
(Profit)/Loss before taxes	$ (85,180)	$ 304,496	$ 729,314
Income tax (expense)/benefit calculated at the Dutch statutory federal income tax rates for applicable tax years	(21,977)	78,560	188,163
Effect of intercompany asset deal/transaction	0	396	(112,200)
Effect of expenses not deductible in determining taxable results	(5,383)	(2,674)	(1,570)
Effect of share based payment expenses that are not deductible in determining taxable results	(13,151)	(43,040)	(27,043)
Effect of stock issue expenses that are not taxable in determining taxable results	0	18,620	11,412
Effect of concessions	102,823	87,123	18,263
Effect of change of (de)recognition of deferred tax assets on tax losses	187,361	(2,282)	(194)
Effect of different tax rates in jurisdictions in which the company operates	4,169	(3,509)	(5,566)
Effect of change of (de)recognition of deferred tax assets	535,598	(124,457)	(51,320)
Effect of foreign exchange translation	(38,307)	0	0
Other	(3,273)	706	(225)
Total tax benefit	$ 747,860	$ 9,443	$ 19,720